Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements

8. Fair Value Measurements

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as MSRs (beginning January 1, 2013), derivatives and loans held for sale, or on a nonrecurring basis, such as when measuring MSRs upon initial recognition and measuring impairments on MSRs (for periods prior to January 1, 2013), intangible assets and long-lived assets. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level Input:	Input Definition:
Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company’s own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the consolidated financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of certain financial statement items:

Mortgage Loans Held for Sale: The Company’s mortgage loans held for sale at fair value are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments: The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted MBS prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights: The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees and escrow earnings.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$7,510	$—	$—	$7,510
Mortgage loans held for sale	—	518,858	—	518,858
Derivative assets (IRLCs)	—	16,695	—	16,695
Derivative assets (MBS forward trades)	—	376	—	376
MSRs	—	—	132,907	132,907

Total assets	$7,510	$535,929	$132,907	$676,346

Liabilities:
Derivative liabilities (IRLCs)	—	94	—	94
Derivative liabilities (MBS forward trades)	—	23,731	—	23,731
Contingent earn-out liability	—	—	2,103	2,103

Total liabilities	$—	$23,825	$2,103	$25,928

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$10,957	$—	$—	$10,957
Mortgage loans held for sale	—	218,624	—	218,624
Derivative assets (IRLCs)	—	11,989	—	11,989

Total assets	$10,957	$230,613	$—	$241,570

Liabilities:
Derivative liabilties (MBS forward trades)	—	1,787	—	1,787
Contingent earn-out liability	—	—	2,095	2,095

Total liabilities	$—	$1,787	$2,095	$3,882

Mortgage loans held for sale are carried at estimated fair value pursuant to the fair value option. Gains from changes in estimated fair values and are included in “Gains on mortgage loans held for sale” on the Company’s consolidated statements of income and amounted to $22,199 and $5,606, respectively, for the three and nine months ended September 30, 2013. Gains from changes in estimated fair values amounted to $5,353 and $7,363, respectively, for the three and nine months ended September 30, 2012.

The following are the fair values and related UPB due upon maturity for loans held for sale accounted under the fair value option as of September 30, 2013 and December 31, 2012:

	September 30, 2013		December 31, 2012
	Fair Value	UPB	Fair Value	UPB
Current through 89 days delinquent	$518,163	$494,220	$218,556	$212,693
90 or more days delinquent	695	905	68	68

Total	$518,858	$495,125	$218,624	$212,761

A reconciliation of the beginning and ending balances of the Company’s assets (MSRs) measured at fair value on a recurring basis using Level 3 inputs during the three and nine months ended September 30, 2013 is as follows:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Balance at beginning of period	$99,209	$42,202
Changes in fair value recognized in earnings[1]	2,099	11,649
Purchases	—	—
Sales	—	—
Issuances	31,599	79,056
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at end of period	$132,907	$132,907

Changes in fair value recognized in net income during the period related to assets still held	$2,099	$11,649

1	Recognized in the consolidated statements of income within “Changes in mortgage servicing rights valuation”

A reconciliation of the beginning and ending balances of the Company’s liability (contingent earn-out liability) measured at fair value on a recurring basis using Level 3 inputs for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$2,160	$—	$2,095	$—
Changes in fair value recognized in earnings[1]	(57)	—	8	—
Purchases[2]	—	2,095	—	2,095
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance at end of period	$2,103	$2,095	$2,103	$2,095

1	Recognized in the consolidated statements of income within “General and administrative expense”

2	Contingent earn-out liability resulted from the Company’s purchase of assets from NattyMac during August 2012. See Note 4 “Business Combinations” for additional information related to business combination and contingent consideration arrangement.

Transfers between levels, if any, are recorded as of the beginning of the reporting period. During the three and nine months ended September 30, 2013 and 2012, there were no transfers between levels.

Fair Value of Other Financial Instruments

As of September 30, 2013 and December 31, 2012, all financial instruments were either recorded at fair value or the carrying value approximated fair value. For financial instruments that were not recorded at fair value, such as cash, restricted cash, servicing advances, secured borrowings, warehouse and operating lines of credit, accounts payable and accrued expenses, their carrying values approximated fair value due to the short-term nature of such instruments.

Q. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as derivatives and loans held for sale, or on a nonrecurring basis, such as measuring impairment on assets carried at amortized cost. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1-Quoted prices in active markets for identical assets or liabilities;

•

Level 2-Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others;

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company’s own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of Level 2 and Level 3 fair value financial statement items:

Mortgage Loans

The Company’s mortgage loans held for sale at fair value, are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments

The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted Agency mortgage backed security (MBS) prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights

The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees, escrow earnings and ancillary income.

The key assumptions used in determining the fair value of MSRs when they are initially recognized are as follows:

	2012	2011
Discount rates	9.25%-11.00%	8.00%-11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	31.8%	17.1%
FNMA	12.0%	6.3%
GNMA I	15.0%	6.7%
GNMA II	10.8%	6.0%
Cost of servicing	$73	$91

1	Represents older, higher interest rate loans acquired from our merger with Swain during 2009.

MSRs are generally subject to loss in value when mortgage rates decrease. Decreasing mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing MSR value. Reductions in the value of MSRs affect income primarily through change in fair value and impairment charges. These factors have been considered in our estimated prepayment speed assumptions used to determine the fair value of our MSRs.

In addition to the assumptions listed above, the Company uses assumptions for default rates in determining the fair value of MSRs. These assumptions are based primarily on internal estimates, and we also obtain third-party data, where applicable, to assess the reasonableness of our internal assumptions. In the MSRs valuation as of December 31, 2012, our assumptions for default rates for FNMA and GNMA mortgage loans were 2.37% and 5.41%, respectively, and represent our estimate of the loans that will eventually enter foreclosure proceedings over the entire term of the portfolio’s life. These assumptions affect the future cost to service loans, future revenue earned from the portfolio, and future assumed foreclosure losses. Because our portfolio is generally comprised of recent vintages, actual future defaults may differ from the Company’s assumptions.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31:

	2012	2011
Discount rate
Effect on value- 1% adverse change	$(2,071,000)	$(935,000)
Effect on value- 2% adverse change	$(3,953,000)	$(1,785,000)
Prepayment speeds
Effect on value- 5% adverse change	$(1,278,000)	$(266,000)
Effect on value- 10% adverse change	$(2,505,000)	$(526,000)
Cost of servicing
Effect on value- 5% adverse change	$(415,000)	$(279,000)
Effect on value- 10% adverse change	$(830,000)	$(558,000)

These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Loans held for sale	$—	$218,623,951	$—	$218,623,951
Interest rate lock commitments	—	11,988,706	—	11,988,706
MBS forward sales contracts	—	(1,786,505)	—	(1,786,505)

Total	$—	$228,826,152	$—	$228,826,152

	December 31, 2011
Description	Level 1	Level 2	Level 3	Total
Loans held for sale	$—	$61,728,834	$—	$61,728,834
Interest rate lock commitments	—	3,347,255	—	3,347,255
MBS forward sales contracts	—	(1,045,529)	—	(1,045,529)

Total	$—	$64,030,560	$—	$64,030,560

Fair Value of Other Financial Instruments

As of December 31, 2012 and 2011, all financial instruments were either recorded at fair value or the carrying value approximated fair value, with the exception of debt. For financial instruments that were not recorded at fair value, such as cash and cash equivalents and restricted cash and cash equivalents, the carrying value approximates fair value due to the short-term nature of such instruments. These financial instruments are classified within Level 1 of the valuation hierarchy.

As of December 31, 2012 and 2011, the total fair value of debt was $208 million and $66.1 million, respectively, and substantially all of the debt is measured using Level 2 inputs. As of December 31, 2012 and 2011, fair value was estimated using a discounted cash flow model incorporating assumptions based on current market information available for similar debt instruments.

Mortgage loans held for sale are carried at estimated fair value pursuant to the fair value option. Gains from changes in estimated fair values amounted to $3,528,122 and $1,565,087 for the years ended December 31, 2012 and 2011, respectively, and are included in gain on mortgage loans held for sale on the statement of operations.

Following are the fair value and related principal amounts due upon maturity for loans held for sale accounted under the fair value option at December 31, 2012 and 2011:

	December 31, 2012
	Fair Value	Principal	Difference
Current through 89 days delinquent	$218,555,787	$212,693,103	$5,862,684
90 or more days delinquent	68,164	68,164	—

	$218,623,951	$212,761,267	$5,862,684

	December 31, 2011
	Fair Value	Principal	Difference
Current through 89 days delinquent	$61,656,995	$59,322,433	$2,334,562
90 or more days delinquent	71,839	71,839	—

	$61,728,834	$59,394,272	$2,334,562

The following are the major categories of assets and liabilities measured at fair value on a nonrecurring basis as of December 31:

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Mortgage servicing rights	$—	$—	$42,202,394	$42,202,394

Total	$—	$—	$42,202,394	$42,202,394

	December 31, 2011
Description	Level 1	Level 2	Level 3	Total
Mortgage servicing rights	$—	$—	$17,679,198	$17,679,198

Total	$—	$—	$17,679,198	$17,679,198